Share Based Payment - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Independent Directors Compensation Plan	May 31, 2011 Ordinary Shares Independent Directors Compensation Plan	Dec. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Sep. 01, 1999 Stock Plan 1999	Dec. 31, 2013 Stock Plan 1999	Dec. 31, 2013 Stock Plan 1999 Minimum	Dec. 31, 2013 Stock Plan 1999 Maximum	Aug. 04, 2010 Stock Incentive Plan 2010	Dec. 31, 2013 Stock Incentive Plan 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Shares Issuable to Director and Employees										12.00%				10.00%
Service Vesting condition for awards												3 years	4 years		4 years
Share based awards expiration period												10 years	15 years
Return Period of Awards in case of cessation of employment and violation of certain provisions											2 years
Percent of awards vest											10.00%
Percent of awards vest											20.00%
Percent of awards vest											40.00%
Percent of awards vest											30.00%
Contractual life of stock options											10 years
Share Based Awards Contractual Life															10 years
Aggregate intrinsic value of options	$ 44,401	$ 42,458	$ 29,373
Weighted average grant-date fair value per share of options granted		$ 4.29
Unrecognized Share based compensation	8,569
Recognition period for cost related to options	1 year 11 months 12 days
Suboptimal exercise factor						1.5		2.5
Dividend yield							8.35%		11.15%
Share issued in period					704
Share based Compensation expense	$ 7,028	$ 7,149	$ 7,170	$ 6